MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Mineral		Machinery &		Transport &
	properties	Plant	equipment	Building	office equipment	Total
Cost

Balance at December 31, 2017	$485,850	$98,021	$62,844	$11,862	$10,533	$669,110

Additions	30,377	4,480	3,411	482	1,701	40,451

Balance at December 31, 2018	516,227	102,501	66,255	12,344	12,234	709,561

Additions	18,040	1,509	10,292	612	1,101	31,554
Disposals	(45)		(71)			(116)

Balance at December 31, 2019	$534,222	$104,010	$76,476	$12,956	$13,335	$740,999

Accumulated amortization and impairment

Balance at December 31, 2017	$431,481	$87,209	$44,525	$9,402	$7,677	$580,294

Amortization	34,420	1,289	3,288	272	1,221	40,490

Balance at December 31, 2018	465,901	88,498	47,813	9,674	8,898	620,784

Amortization	23,862	3,698	2,970	186	1,184	31,900
Disposals			(18)			(18)

Balance at December 31, 2019	$489,763	$92,196	$50,765	$9,860	$10,082	$652,666

Net book value
At December 31, 2018	$50,326	$14,003	$18,442	$2,670	$3,336	$88,777
At December 31, 2019	$44,459	$11,814	$25,711	$3,096	$3,253	$88,333